Annual Operating Expenses - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2023
Fidelity Advisor China Region Fund - Class A
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.29%	[1]
Total annual operating expenses	1.22%
Fidelity Advisor China Region Fund - Class C
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.29%
Total annual operating expenses	1.97%
Fidelity Advisor China Region Fund - Class M
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.29%	[1]
Total annual operating expenses	1.47%
Fidelity Advisor China Region Fund - Class I
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.26%
Total annual operating expenses	0.94%
Fidelity Advisor China Region Fund - Class Z
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.13%
Total annual operating expenses	0.81%

[1]	AAdjusted to reflect current fees.